S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Mar. 25, 2026
Mssrs. Hammad [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	As of the date of this prospectus, other than Messrs. Hammad and Charlton and Ms. Schneck, no other person has a direct or indirect material interest in our sponsor.
Charlton [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Charlton
Ms. Schneck [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Ms. Schneck